Balances and Transactions with Related Parties (Details) - Schedule of balances with related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Balances With Related Parties Abstract
Other payables – key management personnel	$ 237	$ 217
Equity reserve for share-based payment	5,419	1,579
CLA capital reserve		2,836
Convertible loan liability		$ 8,567